Group statement of changes in equity (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Group statement of changes in equity
Cumulative translation loss within other reserves	$ (520)	$ (396)	$ (452)
Capital reserve	$ 2,266	$ 2,266	$ 2,266